Long-term assets - E.1.5. Goodwill and indefinite useful life trademarks (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,265	$ 4,094
Intangible assets, net	915	912
Guatemala
Disclosure of information for cash-generating units [line items]
Goodwill	2,489	2,477
Intangible assets, net	915	912
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	142	139
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	49	41
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	158	135
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	197	197
Bolivia
Disclosure of information for cash-generating units [line items]
Goodwill	2	$ 3
Uruguay (see note A.1.2.)
Disclosure of information for cash-generating units [line items]
Goodwill	127
Ecuador
Disclosure of information for cash-generating units [line items]
Goodwill	$ 0